Related Party Transactions - Summary of Key Management Personnel Compensation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	£ 7	£ 6	£ 6
Retirement benefits	1	1	1
Share-based payment costs	9	8	6
Total	£ 17	£ 15	£ 13